John Hancock Financial Services
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

December 12, 2012

VIA EDGAR

Sonny Oh, Esq.

Staff Attorney

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE, Mail Stop 8629

Washington, D.C. 20549-8629

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.)
Joint Registration Statement filed on Form F-3
(SEC File Nos. 333-183233/333-183233-01)

Dear Mr. Oh:

Manulife Financial Corporation and John Hancock Life Insurance Company (U.S.A.) (the “Registrants”), respectfully transmit for filing via EDGAR this Pre-Effective Amendment No. 1 to the Joint Registration Statement on Form F-3 under the Securities Act of 1933, as amended (the “Act”), for the registration of the above-captioned Joint Registration Statements (the “Pre-Effective Amendment”).

This Pre-Effective Amendment reflects changes in response to comments you gave us on October 5, 2012 in regard to the initial filing of the Joint Registration Statement on August 10, 2012, as filed with the Securities and Exchange Commission (the “Commission”), and as further modified by comments you gave to us over the telephone on November 8, 2012 and during the week of December 3, 2012. This filing also includes other non-material changes of an updating or clerical nature.

On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced Joint Registration Statements to the earliest possible time on January 4, 2013. I intend to make such request orally as soon as practicable after filing the Pre-Effective Amendment. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.

Sonny Oh, Esq.

December 12, 2012

The Commission staff has requested that the Registrants acknowledge and agree, and the Registrants do hereby acknowledge and state, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact me on any matters regarding this registration at (617) 663-3192 or, in my absence, please contact Arnold R. Bergman, Esq. at (617) 663-2184.

Sincerely,

/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel – Annuities